Operating Segments and Geographical Information (Details) - Schedule of Segment Information - Reportable Subsegments [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Segment Information [Line Items]
Revenues from external customers	$ 24,409	$ 19,934	$ 49,138	$ 37,367
Intersegment revenues	886	633	1,865	633
Gross profit (loss) (segment profit)	6,914	4,346	13,453	9,328
Architecture [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	10,045	7,816	20,181	14,811
Intersegment revenues	782	633	1,761	633
Gross profit (loss) (segment profit)	3,914	2,140	8,549	4,743
Automotive [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	2,625	3,329	5,255	6,345
Intersegment revenues	104		104
Gross profit (loss) (segment profit)	916	1,038	1,676	2,071
Safety tech [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	912	508	2,218	658
Intersegment revenues
Gross profit (loss) (segment profit)	(148)	(72)	(533)	(116)
Aeronautics [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	10,827	8,281	21,484	15,553
Intersegment revenues
Gross profit (loss) (segment profit)	$ 2,232	$ 1,240	$ 3,761	$ 2,630